787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 23, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Materials for

BlackRock Municipal Income Trust II

The BlackRock Strategic Municipal Trust

BlackRock MuniYield Investment Quality Fund

BlackRock Municipal Income Investment Trust

Ladies and Gentlemen:

On behalf of BlackRock Municipal Income Trust II (the “Acquiring Fund”), The BlackRock Strategic Municipal Trust (“BSD”), BlackRock MuniYield Investment Quality Fund (“MFT”), BlackRock Municipal Income Investment Trust (“BBF” and collectively with BSD and MFT, the “Target Funds”), we hereby transmit for filing with the Securities and Exchange Commission the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders and a Proxy Statement to be issued in connection with the Joint Special Meeting of Shareholders (the “Meeting”) of the Acquiring Fund and the Target Funds (collectively, the “Funds”). As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve an Agreement and Plan of Reorganization between each Target Fund and the Acquiring Fund and the transactions contemplated therein, as well as certain related proposals.

The enclosed proxy materials will be delivered to holders of each Fund’s preferred shares. The Acquiring Fund filed a Registration Statement on Form N-14 on August 11, 2020, which included a separate proxy statement/prospectus to be delivered to each Fund’s common shareholders.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8955.

Sincerely,

/s/ Bissie K. Bonner
Bissie K. Bonner

Enclosures

cc:	Janey Ahn, Esq., BlackRock, Inc.

Dean A. Caruvana, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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